Cover	6 Months Ended
Jun. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	CALLAN JMB INC.
Entity Central Index Key	0002032545
Entity Tax Identification Number	99-0931141
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	244 Flightline Drive
Entity Address, City or Town	Spring Branch
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78070-6241
City Area Code	(830)
Local Phone Number	438-0395
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Callan JMB Inc.
Entity Address, Address Line Two	244 Flightline Drive
Entity Address, City or Town	Spring Branch
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78070-6241
City Area Code	(830)
Local Phone Number	438-0395
Contact Personnel Name	Mr. Wayne Williams